Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	$ 17,209	$ 16,118
Associated liabilities	16,815	15,598
NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	31,264	19,903
Trading securities [member]
Disclosure of information about structured entities [Line Items]
Mortgage backed securities at fair value	784	1,582
Other Securitization Vehicles [Member]
Disclosure of information about structured entities [Line Items]
Sale of CMBS to securitization vehicles	2,111	1,730
Gain or loss on sale of mortgage backed securities	24	19
Other Securitization Vehicles [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of information about structured entities [Line Items]
Financial liabilities	181	169
Securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Associated liabilities	27,568	15,223
Securities [member] | BMO managed funds [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	1,196	848
Securities [member] | BMO managed funds [member] | Fair Value Through Profit Or Loss [Member]
Disclosure of information about structured entities [Line Items]
Assets recognised	278	250
Securities [member] | BMO managed funds [member] | Trading securities [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	918	598
U.S. customer securitization vehicle [member]
Disclosure of information about structured entities [Line Items]
Sale of MBS to securitization vehicles	67,264	31,832
Canadian customer securitization vehicles [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	19,679	19,296
Funding vehicle [member]
Disclosure of information about structured entities [Line Items]
Commercial papers issued	$ 15,394	$ 9,682